INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance		¥ 456,844	¥ 7,799
Acquisition of subsidiaries (note 4)		89,000	454,013
Addition of software		1,579	1,779
Disposal of centers		(87)	(2,586)
Amortization expenses	$ (1,723)	(11,995)	(4,161)	¥ (6,229)
Intangible asset impairment		(2,852)
Intangible assets, net, ending balance	76,487	532,489	456,844	7,799
Intangible assets, cost					¥ 620,187
Less: accumulated amortization					(84,248)
Less: intangible asset impairment					(3,450)
Intangible assets, net at December 31, 2018	76,487	532,489	456,844	7,799	532,489
Customer relationship [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		3,027	6,171
Acquisition of subsidiaries (note 4)		0	0
Addition of software		0	0
Disposal of centers		(80)	(2,586)
Amortization expenses		(125)	(558)
Intangible asset impairment		(2,822)
Intangible assets, net, ending balance	0	0	3,027	6,171
Intangible assets, cost					45,157
Less: accumulated amortization					(41,737)
Less: intangible asset impairment					(3,420)
Intangible assets, net at December 31, 2018	0	0	3,027	6,171	0
Operating leases [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		254	306
Acquisition of subsidiaries (note 4)		0	0
Addition of software		0	0
Disposal of centers		(7)	0
Amortization expenses		(217)	(52)
Intangible asset impairment		(30)
Intangible assets, net, ending balance	0	0	254	306
Intangible assets, cost					14,707
Less: accumulated amortization					(14,677)
Less: intangible asset impairment					(30)
Intangible assets, net at December 31, 2018	0	0	254	306	0
Operating license [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		435,294	0
Acquisition of subsidiaries (note 4)		84,000	437,350
Addition of software		0	0
Disposal of centers		0	0
Amortization expenses		(8,717)	(2,056)
Intangible asset impairment		0
Intangible assets, net, ending balance	73,340	510,577	435,294	0
Intangible assets, cost					521,350
Less: accumulated amortization					(10,773)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	73,340	510,577	435,294	0	510,577
Favorable Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		15,692	0
Acquisition of subsidiaries (note 4)		5,000	16,010
Addition of software		0	0
Disposal of centers		0	0
Amortization expenses		(1,307)	(318)
Intangible asset impairment		0
Intangible assets, net, ending balance	2,784	19,385	15,692	0
Intangible assets, cost					21,010
Less: accumulated amortization					(1,625)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	2,784	19,385	15,692	0	19,385
Other Intangible Assets [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		2,577	1,322
Acquisition of subsidiaries (note 4)		0	653
Addition of software		1,579	1,779
Disposal of centers		0	0
Amortization expenses		(1,629)	(1,177)
Intangible asset impairment		0
Intangible assets, net, ending balance	363	2,527	2,577	1,322
Intangible assets, cost					17,963
Less: accumulated amortization					(15,436)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	$ 363	¥ 2,527	¥ 2,577	¥ 1,322	¥ 2,527